Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
6. Leases
(1) Lessor
Some of the contracts include options to extend or to terminate the lease. The Company and its subsidiaries determine the lease term while taking such periods covered by options into account when determined the lease term when it is reasonably certain that it will exercise these options. The majority of the lease contracts do not contain bargain purchase options for customers.
The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. The estimated unguaranteed residual value is determined based on market value of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. The Company and its subsidiaries may incur losses if the estimated residual amounts are unable to collect or need to recognize valuation losses when the estimates differ from actual trends in equipment valuation and the secondhand market. The risk of loss on leased assets relating to the estimated unguaranteed residual value of the leased assets is monitored through projections of the estimated unguaranteed residual value at lease origination and periodic review of estimated unguaranteed residual value.
When auto leases are bundled with maintenance contracts, considerations on contracts are allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing cost, and non-lease
components generally consist of maintenance contracts.
A certain subsidiary is providing automobile related services, and applying practical expedients, to not separate non-lease
components from the associated lease components. In this service, ASC 606 is applied to the entire contract because the consideration related to non-lease
components accounts for the majority of contract consideration. Revenues from these operations are recognized over the customers’ usage period of the services, since customers simultaneously receive and consume the benefits when the performance obligations are satisfied. The value transferred to customers is directly measured based on the usage period.
Lease income for fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2020	Fiscal Year ended March 31, 2021	Fiscal Year ended March 31, 2022
Lease income – net investment in leases
Interest income	¥72,663	¥69,718	¥73,379
Other	2,412	2,113	2,598
Lease income – operating leases*	430,665	397,065	450,454

Total lease income	¥505,740	¥468,896	¥526,431

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥30,154 million, ¥15,459 million and ¥17,912 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥20,918 million, ¥10,899 million and ¥22,236 million for fiscal 2020, 2021 and 2022, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for fiscal 2020, 2021 and 2022.
Net investment in leases at March 31, 2021 and 2022 consists of the following:

	Millions of yen	Millions of yen
	March 31, 2021	March 31, 2022
Lease receivables	¥998,050	¥1,029,157
Unguaranteed residual value	29,245	27,361
Initial direct costs	2,223	1,455

Total	¥1,029,518	¥1,057,973

Investment in operating leases at March 31, 2021 and 2022 consists of the following:

	Millions of yen
	2021	2022
Transportation equipment	¥1,364,559	¥1,438,621
Measuring and information-related equipment	307,010	326,680
Real estate	291,917	307,338
Other	43,507	71,935

	2,006,993	2,144,574
Accumulated depreciation	(741,022)	(819,839)

Net	1,265,971	1,324,735
Right-of-use assets	114,268	107,742
Accrued rental receivables	28,259	31,639
Allowance for doubtful receivables on operating leases	(309)	(914)

Total	¥1,408,189	¥1,463,202

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	2020	2021	2022
Depreciation expenses	¥209,586	¥217,212	¥231,643
Various expenses	80,018	78,416	90,427

Total	¥289,604	¥295,628	¥322,070

Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 27 years at March 31, 2022. Remaining lease receivables of the operating lease contracts range up to 59 years at March 31, 2022. At March 31, 2022, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2023	¥442,235	¥317,352
2024	287,329	197,240
2025	185,993	127,457
2026	107,983	74,731
2027	63,018	40,814
Thereafter	64,976	106,272

Total lease payments	1,151,534	¥863,866

Less imputed interest	(122,377)

Total lease receivables	¥1,029,157

(2) Lessee
The Company and its subsidiaries determine if an arrangement is a lease at inception of each contract. The Company and its subsidiaries have operating and finance leases for various assets including lands, office buildings, employees’ accommodations, and vehicles.
Some of the lease arrangements include options to extend or terminate lease term. The Company and its subsidiaries determine the lease term while taking such options into account when determining the lease term when it is reasonably certain that it will exercise these options. The Company and its subsidiaries’ lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in most of the leases cannot be readily determinable, the Company and its subsidiaries use incremental borrowing rate based on the information available at commencement to determine the present values of lease payments.
The component of lease expense for fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen	Millions of yen	Millions of yen
	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
Finance lease cost
Depreciation expenses of right-of-use assets	¥743	¥359	¥534
Interest expenses of lease liabilities	302	131	106

	1,045	490	640

Operating lease cost	42,427	42,964	49,725
Short-term lease cost	2,633	3,347	3,034
Variable lease cost	948	230	65
Sublease income	(3,688)	(4,142)	(3,192)

Total	¥43,365	¥42,889	¥50,272

Supplemental cash flow information related to leases for fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	Year Ended March 31, 2020
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥302	¥44,610
Cash flows from financing activities	494	0

Right-of-use assets obtained in exchange for lease liabilities:	¥531	¥39,775

	Millions of yen
	Year Ended March 31, 2021
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥131	¥41,680
Cash flows from financing activities	674	0

Right-of-use assets obtained in exchange for lease liabilities:	¥228	¥55,344

	Millions of yen
	Year Ended March 31, 2022
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥106	¥47,321
Cash flows from financing activities	878	0

Right-of-use assets obtained in exchange for lease liabilities:	¥278	¥37,816

Supplemental balance sheet information related to lessee leases at March 31, 2021 and 2022 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2021
	Finance leases	Operating leases
Investment in Operating Leases	¥257	¥114,011
Property under Facility Operations	1,990	69,291
Office Facilities	487	108,717

Total right-of-use assets	2,734	292,019

Other Liabilities	3,417	289,890

Total lease liabilities	¥3,417	¥289,890

Weighted average remaining lease term	7years	12years

Weighted average discount rate	4.4%	1.1%

	Millions of yen, except lease term and discount rate
	March 31, 2022
	Finance leases	Operating leases
Investment in Operating Leases	¥4,955	¥102,787
Property under Facility Operations	1,763	68,149
Office Facilities	375	104,157

Total right-of-use assets	7,093	275,093

Other Liabilities	7,698	275,199

Total lease liabilities	¥7,698	¥275,199

Weighted average remaining lease term	25years	11years

Weighted average discount rate	2.5%	1.1%

At March 31, 2022, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2023	¥827	¥47,743
2024	783	38,185
2025	696	32,436
2026	383	29,374
2027	272	23,544
Thereafter	7,405	119,722

Total lease payments	10,366	291,004

Less imputed interest	(2,668)	(15,805)

Total lease liabilities	¥7,698	¥275,199